UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03489

THE WRIGHT MANAGED EQUITY TRUST
177 West Putnam Ave.
Greenwich, Connecticut 06830

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – September 30, 2017

Item 1.  Schedule of Investments.
Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of September 30, 2017 (Unaudited)

Shares	Value

EQUITY INTERESTS - 98.4%

AUTOMOBILES & COMPONENTS - 2.3%
Gentex Corp.	26,262	$519,988
Thor Industries, Inc.	1,343	169,097
		$689,085

BANKS - 5.8%
Commerce Bancshares, Inc.	3,179	$183,651
Cullen/Frost Bankers, Inc.	2,423	229,991
East West Bancorp, Inc.	6,973	416,846
Fulton Financial Corp.	16,916	317,175
Prosperity Bancshares, Inc.	5,016	329,702
Webster Financial Corp.	5,330	280,091
		$1,757,456

CAPITAL GOODS - 14.2%
AECOM*	18,155	$668,285
AO Smith Corp.	5,465	324,785
Carlisle Cos., Inc.	3,099	310,799
Curtiss-Wright Corp.	1,355	141,652
EMCOR Group, Inc.	2,907	201,688
Granite Construction, Inc.	1,617	93,705
Huntington Ingalls Industries, Inc.	4,650	1,052,946
Oshkosh Corp.	7,092	585,374
Regal Beloit Corp.	1,269	100,251
Rockwell Collins, Inc.	2,442	319,194
Terex Corp.	3,582	161,261
Trinity Industries, Inc.	3,387	108,045
Triumph Group, Inc.	8,911	265,102
		$4,333,087

COMMERCIAL & PROFESSIONAL SERVICES - 5.5%
Deluxe Corp.	9,300	$678,528
ManpowerGroup, Inc.	8,429	993,105
		$1,671,633

CONSUMER DURABLES & APPAREL - 2.5%
Hanesbrands, Inc.	19,115	$470,993
Tupperware Brands Corp.	4,651	287,525
		$758,518

CONSUMER SERVICES - 1.0%
Service Corp. International	5,810	$200,445
Sotheby's*	2,561	118,088
		$318,533

DIVERSIFIED FINANCIALS - 2.5%
Eaton Vance Corp.	3,101	$153,097
MSCI, Inc.	2,791	326,268
Raymond James Financial, Inc.	3,392	286,047
		$765,412

ENERGY - 1.1%
Ensco PLC - Class A	16,097	$96,099
HollyFrontier Corp.	6,649	239,165
		$335,264

FOOD, BEVERAGE & TOBACCO - 2.8%
Ingredion, Inc.	4,649	$560,855

Shares	Value

Lamb Weston Holdings, Inc.	6,538	$306,567
$867,422

HEALTH CARE EQUIPMENT & SERVICES - 3.3%
HealthSouth Corp.	6,573	$304,658
WellCare Health Plans, Inc.*	4,082	701,043
		$1,005,701

INSURANCE - 8.3%
American Financial Group, Inc.	4,839	$500,594
Everest Re Group, Ltd.	1,840	420,238
First American Financial Corp.	2,614	130,622
Primerica, Inc.	5,869	478,617
Reinsurance Group of America, Inc.	3,293	459,472
WR Berkley Corp.	8,233	549,470
		$2,539,013

MATERIALS - 13.5%
Albemarle Corp.	3,002	$409,203
Allegheny Technologies, Inc.*	4,265	101,933
Cabot Corp.	5,812	324,309
Chemours Co. (The)	7,575	383,371
Ingevity Corp.*	5,327	332,778
Louisiana-Pacific Corp.*	3,753	101,631
Owens-Illinois, Inc.*	16,700	420,172
Packaging Corp. of America	9,785	1,122,144
Steel Dynamics, Inc.	12,979	447,386
United States Steel Corp.	4,751	121,911
WestRock Co.	5,810	329,601
		$4,094,439

PHARMACEUTICALS & BIOTECHNOLOGY - 4.0%
Bioverativ, Inc.*	8,390	$478,817
Charles River Laboratories International, Inc.*	6,838	738,641
		$1,217,458

REAL ESTATE - 7.3%
Cousins Properties, Inc. REIT	9,640	$90,038
Duke Realty Corp. REIT	20,959	604,038
First Industrial Realty Trust, Inc. REIT	13,932	419,214
Jones Lang LaSalle, Inc.	2,615	322,953
Medical Properties Trust, Inc. REIT	47,063	617,937
Uniti Group, Inc. REIT	10,461	153,358
		$2,207,538

RETAILING - 0.3%
AutoNation, Inc.*	1,954	$92,737

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
Advanced Micro Devices, Inc.*	32,535	$414,821
Cirrus Logic, Inc.*	8,621	459,672
Cypress Semiconductor Corp.	11,049	165,956
Teradyne, Inc.	8,911	332,291
		$1,372,740

SOFTWARE & SERVICES - 9.3%
Cadence Design Systems, Inc.*	24,563	$969,502
Cars.com, Inc.*	2,818	74,987
Convergys Corp.	10,069	260,686
Fortinet, Inc.*	9,302	333,384

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of September 30, 2017 (Unaudited)

Shares	Value

j2 Global, Inc.	1,550	$114,514
Leidos Holdings, Inc.	8,330	493,303
PTC, Inc.*	10,362	583,173
		$2,829,549

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
Arrow Electronics, Inc.*	4,648	$373,746
Belden, Inc.	1,155	93,012
Cognex Corp.	2,712	299,079
SYNNEX Corp.	2,519	318,679
Vishay Intertechnology, Inc.	8,454	158,935
		$1,243,451

UTILITIES - 6.1%
Great Plains Energy, Inc.	20,634	$625,210
MDU Resources Group, Inc.	4,386	113,817
UGI Corp.	23,692	1,110,207
		$1,849,234

TOTAL EQUITY INTERESTS - 98.4% (identified cost, $21,759,958)	$29,948,270

SHORT-TERM INVESTMENTS - 1.4%
Fidelity Investments Money Market Government Portfolio - Class I, 0.91% (1)	410,663	$410,663

TOTAL SHORT-TERM INVESTMENTS - 1.4% (identified cost, $410,663)	$410,663

TOTAL INVESTMENTS — 99.8% (identified cost, $22,170,621)	$30,358,933

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.2%	61,042

NET ASSETS — 100.0%	$30,419,975

PLC — Public Limited Company
REIT — Real Estate Investment Trust
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of September 30, 2017.

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of September 30, 2017 (Unaudited)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017.
Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
Equity Interests	$29,948,270	$-	$-	$29,948,270
Short-Term Investments	-	410,663	-	410,663

Total Investments	$29,948,270	$410,663	$-	$30,358,933

The Level 1 values displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of September 30, 2017 (Unaudited)

Shares	Value

EQUITY INTERESTS - 99.4%

BANKS - 8.9%
Bank of America Corp.	11,170	$283,048
Citigroup, Inc.	4,651	338,314
JPMorgan Chase & Co.	4,194	400,569
U.S. Bancorp	2,282	122,292
		$1,144,223

CAPITAL GOODS - 12.0%
Boeing Co. (The)	1,473	$374,451
General Dynamics Corp.	1,252	257,386
Huntington Ingalls Industries, Inc.	736	166,660
Lockheed Martin Corp.	884	274,296
Northrop Grumman Corp.	958	275,636
Raytheon Co.	1,031	192,364
		$1,540,793

DIVERSIFIED FINANCIALS - 1.2%
Bank of New York Mellon Corp. (The)	2,944	$156,091

ENERGY - 3.9%
Anadarko Petroleum Corp.	3,679	$179,719
Exxon Mobil Corp.	1,398	114,608
Marathon Oil Corp.	7,799	105,754
Schlumberger, Ltd.	1,472	102,687
		$502,768

FOOD & STAPLES RETAILING - 1.4%
CVS Health Corp.	2,163	$175,895

FOOD, BEVERAGE & TOBACCO - 5.7%
Constellation Brands, Inc. - Class A	972	$193,866
PepsiCo, Inc.	2,356	262,529
Philip Morris International, Inc.	2,502	277,747
		$734,142

HEALTH CARE EQUIPMENT & SERVICES - 9.2%
Aetna, Inc.	2,134	$339,327
Anthem, Inc.	2,429	461,219
UnitedHealth Group, Inc.	1,973	386,412
		$1,186,958

INSURANCE - 7.7%
Allstate Corp. (The)	3,075	$282,623
Brighthouse Financial, Inc.*	410	24,928
MetLife, Inc.	4,637	240,892
Progressive Corp. (The)	9,125	441,833
		$990,276

MATERIALS - 2.3%
DowDuPont, Inc.	3,165	$219,113
FMC Corp.	810	72,341
		$291,454

MEDIA - 3.5%
Comcast Corp. - Class A	11,612	$446,830

PHARMACEUTICALS & BIOTECHNOLOGY - 7.6%
AbbVie, Inc.	3,046	$270,667

Shares	Value

Amgen, Inc.	1,179	$219,824
Bioverativ, Inc.*	1,208	68,941
Celgene Corp.*	958	139,696
Gilead Sciences, Inc.	3,459	280,248
		$979,376

RETAILING - 6.2%
Amazon.com, Inc.*	500	$480,675
Home Depot, Inc. (The)	1,619	264,804
Priceline Group, Inc. (The)*	30	54,924
		$800,403

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.3%
Intel Corp.	7,875	$299,880

SOFTWARE & SERVICES - 16.1%
Activision Blizzard, Inc.	4,711	$303,907
Alphabet, Inc. - Class C*	369	353,912
Facebook, Inc.- Class A*	1,252	213,929
International Business Machines Corp.	1,105	160,313
MasterCard, Inc. - Class A	2,651	374,321
Microsoft Corp.	8,817	656,778
		$2,063,160

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
Apple, Inc.	3,975	$612,627

TELECOMMUNICATION SERVICES - 2.0%
AT&T, Inc.	6,697	$262,322

TRANSPORTATION - 2.4%
Southwest Airlines Co.	5,519	$308,954

UTILITIES - 2.2%
NextEra Energy, Inc.	1,914	$280,497

TOTAL EQUITY INTERESTS - 99.4% (identified cost, $10,169,459)	$12,776,649

SHORT-TERM INVESTMENTS - 0.5%
Fidelity Investments Money Market Government Portfolio - Class I, 0.91% (1)	62,376	$62,376

TOTAL SHORT-TERM INVESTMENTS - 0.5% (identified cost, $62,376)	$62,376

TOTAL INVESTMENTS — 99.9% (identified cost, $10,231,835)	$12,839,025

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%	11,736

NET ASSETS — 100.0%	$12,850,761

* — Non-income producing security.
(1)	Variable rate security. Rate presented is as of September 30, 2017.

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of September 30, 2017 (Unaudited)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017.
Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
Equity Interests	$12,776,649	$-	$-	$12,776,649
Short-Term Investments	-	62,376	-	62,376

Total Investments	$12,776,649	$62,376	$-	$12,839,025

The Level 1 values displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of September 30, 2017 (Unaudited)

Shares	Value

EQUITY INTERESTS - 99.1%

AUSTRALIA - 5.3%
Australia & New Zealand Banking Group, Ltd.	3,845	$89,303
BHP Billiton, Ltd.	5,272	106,643
CIMIC Group, Ltd.	3,165	109,792
Crown Resorts, Ltd.	2,731	24,236
CSL, Ltd.	1,309	137,591
Dexus REIT	7,183	53,543
Fortescue Metals Group, Ltd.	11,506	46,405
		$567,513

CANADA - 13.0%
Alimentation Couche-Tard, Inc. - Class B	2,848	$129,573
Canadian National Railway Co.	951	78,611
Canadian Tire Corp., Ltd. - Class A	1,072	133,150
CCL Industries, Inc. - Class B	2,935	141,698
CGI Group, Inc. - Class A*	3,369	174,289
Enbridge, Inc.	482	20,087
Magna International, Inc.	1,808	96,266
Manulife Financial Corp.	9,461	191,467
Metro, Inc.	2,998	102,862
Open Text Corp.	1,390	44,746
Royal Bank of Canada	774	59,746
Toronto-Dominion Bank (The)	3,769	211,708
		$1,384,203

DENMARK - 0.3%
Pandora A/S	289	$28,534

FINLAND - 1.3%
Sampo OYJ - Class A	2,584	$136,611

FRANCE - 7.7%
Alstom SA*	1,399	$59,433
AXA SA	4,174	126,274
Capgemini SE	547	64,123
Orange SA	2,871	47,042
Societe Generale SA	2,048	119,931
TOTAL SA	5,267	282,970
Vivendi SA	4,460	112,939
		$812,712

GERMANY - 12.8%
adidas AG	280	$63,356
Allianz SE	655	147,086
BASF SE	1,864	198,414
Bayer AG	394	53,705
Bayerische Motoren Werke AG	371	37,645
Continental AG	280	71,086
Daimler AG	347	27,678
Hannover Rueck SE	1,121	135,109
Merck KGaA	541	60,196
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - Class R	1,129	241,448
SAP SE	1,120	122,727
Siemens AG	1,291	181,925
Volkswagen AG	119	20,153
		$1,360,528

Shares	Value

HONG KONG - 2.8%
BOC Hong Kong Holdings, Ltd.	26,500	$128,756
CK Hutchison Holdings, Ltd.	11,500	147,013
Henderson Land Development Co., Ltd.	3,520	23,322
		$299,091

IRELAND - 1.4%
Ryanair Holdings PLC*	5,850	$112,521
Ryanair Holdings PLC, ADR*	335	35,316
		$147,837

JAPAN - 21.0%
Asahi Kasei Corp.	13,000	$159,952
Central Japan Railway Co.	841	147,408
Daito Trust Construction Co., Ltd.	200	36,423
Daiwa House Industry Co., Ltd.	7,226	249,394
FUJIFILM Holdings Corp.	700	27,157
Hitachi High-Technologies Corp.	700	25,372
Hitachi Metals, Ltd.	1,400	19,477
Hoya Corp.	1,119	60,391
ITOCHU Corp.	15,200	248,866
KDDI Corp.	7,600	200,322
Kose Corp.	300	34,353
Mitsubishi Corp.	2,100	48,794
Mitsubishi Electric Corp.	2,500	39,044
Mitsubishi UFJ Financial Group, Inc.	6,000	38,948
Nippon Telegraph & Telephone Corp.	3,900	178,673
Nomura Real Estate Holdings, Inc.	5,200	110,777
Omron Corp.	600	30,542
ORIX Corp.	3,161	50,954
Rohm Co. Ltd,	500	42,820
Sekisui Chemical Co., Ltd.	3,100	60,973
Shimadzu Corp.	3,200	62,996
SoftBank Group Corp.	1,300	104,910
Subaru Corp.	500	18,034
Taisei Corp.	1,000	52,414
Tokio Marine Holdings, Inc.	900	35,196
Tokyo Electron, Ltd.	200	30,702
Toyota Motor Corp.	1,900	113,259
		$2,228,151

NETHERLANDS - 5.2%
AerCap Holdings NV*	1,695	$86,631
Airbus SE	2,635	250,485
ASML Holding NV	274	46,661
ING Groep NV	9,287	171,274
		$555,051

SOUTH AFRICA - 0.2%
Foschini Group, Ltd. (The)	2,376	$23,888

SPAIN - 3.9%
Enagas SA	2,196	$61,852
Gas Natural SDG SA	4,559	100,948
Iberdrola SA	17,575	136,548
Red Electrica Corp. SA	5,576	117,205
		$416,553

SWEDEN - 2.0%
Nordea Bank AB	5,413	$73,214
Skanska AB - Class B	5,834	134,872
		$208,086

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of September 30, 2017 (Unaudited)

Shares	Value

SWITZERLAND - 10.9%
ABB, Ltd.	2,660	$65,813
Actelion, Ltd.*	1,772	494,918
Idorsia, Ltd.*	1,772	31,682
Nestle SA	4,293	359,820
Novartis AG	886	75,909
Swiss Re AG	1,412	127,979
		$1,156,121

UNITED KINGDOM - 11.3%
Bellway PLC	1,564	$69,182
BHP Billiton PLC	6,869	121,142
BP PLC	16,391	104,963
British American Tobacco PLC	1,502	94,148
BT Group PLC	23,367	89,004
National Grid PLC	7,095	88,013
Reckitt Benckiser Group PLC	1,050	95,977
Rio Tinto PLC	2,031	94,635
Royal Dutch Shell PLC - Class A	3,216	97,017
Royal Dutch Shell PLC - Class B	3,499	107,714
Shire PLC	1,232	62,612
Taylor Wimpey PLC	21,118	55,391
WPP PLC	6,419	119,277
		$1,199,075

TOTAL EQUITY INTERESTS - 99.1% (identified cost, $7,144,867)	$10,523,954

SHORT-TERM INVESTMENTS - 0.4%
Fidelity Investments Money Market Government Portfolio - Class I, 0.91% (1)	40,353	$40,353

TOTAL SHORT-TERM INVESTMENTS - 0.4% (identified cost, $40,353)	$40,353

TOTAL INVESTMENTS — 99.5% (identified cost, $7,185,220)	$10,564,307

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.5%	55,501

NET ASSETS — 100.0%	$10,619,808

ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of September 30, 2017.

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of September 30, 2017 (Unaudited)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017.
Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
Equity Interests	$10,523,954	$-	$-	$10,523,954
Short-Term Investments	-	40,353	-	40,353

Total Investments	$10,523,954	$40,353	$-	$10,564,307

The Level 1 values displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by country.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund)

By:	/s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer
Date:	November 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer
Date:	November 14, 2017

By:	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer; Principal Financial Officer
Date:	November 14, 2017